Powerlaw Corp.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Shares/ Principal/Units Amount	Security (Non-affiliated Investments)	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Investments, at Fair Value(a)(b)(c)
Common Stocks(d)
Biotechnology and Genetic Engineering
1,339,584	Colossal Biosciences Inc. - Common Stock	8/18/2025	$19,999,989	$33,341,710	4.76%

Financial Technology
401,850	Stripe, Inc., Class B - Common Stock	5/7/2025	15,005,029	25,316,550	3.61%

TOTAL COMMON STOCKS
(Cost $35,005,018)			35,005,018	58,658,260	8.37%

Forward Agreements(d)(e)
Mobility Technology
4,000	Waymo LLC - Forward Agreement to purchase Class B Membership Units	5/19/2025	360,000	360,000	0.04%

TOTAL FORWARD AGREEMENTS
(Cost $360,000)			360,000	360,000	0.04%

Preferred Stocks(d)
Financial Technology
222,223	Payward, Inc. (d/b/a Kraken) - Series Seed Preferred Stock	8/1/2025	10,001,035	13,660,048	1.95%

Software
256,959	Deel, Inc. - Series A-3 Preferred Stock	4/14/2026	9,999,971	9,999,971	1.43%
385,439	Deel, Inc. - Series E Preferred Stock	10/10/2025	14,999,975	14,999,975	2.14%

TOTAL PREFERRED STOCKS
(Cost $35,000,981)			35,000,981	38,659,994	5.52%

Special Purpose Vehicle(f)
Artificial Intelligence (AI)
	Geronimo Ventures II, LLC - Investment Class 3 (economic exposure to OpenAI Group PBC)	10/6/2025	40,012,605	46,924,979	6.70%
	HII Perplexity Series II, a Series of Hii Perplexity, LLC (economic exposure to Perplexity AI, Inc.)	8/27/2025	8,240,207	8,000,201	1.14%
	Lone Star Evergreen Holdings I, LLC (economic exposure to Vast Data Ltd.)	4/17/2026	25,750,012	25,374,633	3.62%
	Rocky Mountain Falcon Growth SPV I, LLC (economic exposure to Prometheus Industries, Inc.)	5/26/2026	15,875,000	15,725,000	2.24%
			89,877,824	96,024,813	13.70%
Artificial Intelligence (AI) and Aviation/Aerospace
	DWA Ventures, LLC (economic exposure to Mercor.io Corporation (d/b/a Mercor) and Space Exploration Technologies Corp.)	5/7/2025	43,542,522	106,550,764	15.20%
			43,542,522	106,550,764	15.20%

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Powerlaw Corp.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Shares/ Principal/Units Amount	Security (Non-affiliated Investments)	Acquisition Date	Cost	Fair Value	% of Net Assets
Aviation/Aerospace and Software
	Brantling Holdings, LLC (economic exposure to Databricks, Inc. and Space Exploration Technologies Corp.)	1/16/2025	$15,991,538	$40,924,089	5.84%
	ODMD, LLC (economic exposure to Databricks, Inc. and Space Exploration Technologies Corp.)	2/24/2025	18,575,232	71,135,433	10.15%
			34,566,770	112,059,522	15.99%
Defense Products
	Fletcher Ventures, LLC (economic exposure to Saronic Technologies, Inc.)	3/11/2026	8,311,126	8,057,344	1.14%
	Snowpoint Growth 2.8, LLC - Investment Series 1 (economic exposure to Shield AI Holdings, Inc.)	6/7/2026	26,070,000	25,070,000	3.58%
			34,381,126	33,127,344	4.72%
Financial Technology
	Fifth Era Coinvestors, LLC (economic exposure to Payward, Inc. (d/b/a Kraken))	7/14/2025	16,277,541	23,514,365	3.36%
	Rio Grande Growth Equity I, LLC (economic exposure to Tether Holdings S.A. de C.V.)	4/23/2026	21,200,000	19,999,621	2.85%
	Sethi Capital z4, LLC - Class 1A (economic exposure to Kalshi Inc.)	12/12/2025	7,749,750	14,179,976	2.02%
	Sethi Capital z4, LLC - Class 1C (economic exposure to Kalshi Inc.)	12/12/2025	7,749,750	14,179,309	2.02%
			52,977,041	71,873,271	10.25%
Financial Technology and Software
	Windom Ventures, LLC (economic exposure to Databricks, Inc. and Kalshi Inc.)	12/4/2025	13,390,269	21,263,012	3.04%
			13,390,269	21,263,012	3.04%
Software
	Horizon Strategic Partners, LP - Series Canva 1 (economic exposure to Canva, Inc.)	6/24/2025	6,782,818	6,569,802	0.94%
	PLRP Capital, LP - Investment Class 2 (economic exposure to People Center, Inc. (d/b/a Rippling))	8/13/2025	4,968,400	4,950,178	0.71%
	Sethi Capital z3, LLC (economic exposure to Deel, Inc.)	11/17/2025	5,225,000	4,982,822	0.71%
			16,976,218	16,502,802	2.36%
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $285,711,770)			285,711,770	457,401,528	65.26%
TOTAL PRIVATE INVESTMENTS, AT FAIR VALUE
(Cost $356,077,769)			356,077,769	555,079,782	79.19%

2

Powerlaw Corp.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Shares/ Principal/Units Amount	Security (Non-affiliated Investments)	Acquisition Date	Cost	Fair Value	% of Net Assets
Public Investments, at Fair Value
Common Stocks(b)
Software
64,500	Figma, Inc., Class A Common Stock	4/14/2025	$2,064,000	$1,166,805	0.16%

TOTAL COMMON STOCKS
(Cost $2,064,000)			2,064,000	1,166,805	0.16%
TOTAL PUBLIC INVESTMENTS, AT FAIR VALUE
(Cost $2,064,000)			2,064,000	1,166,805	0.16%

Short Term Investments, at Fair Value
U.S. Treasury Obligations
Treasury Bills(g)
$8,001,000	September 3, 2026, 3.600%	3/9/2026	7,951,785	7,949,998	1.14%
4,076,000	October 29, 2026, 3.800%	4/30/2026	4,028,039	4,025,274	0.57%
3,323,000	November 27, 2026, 3.820%	6/1/2026	3,273,900	3,271,651	0.47%
21,630,000	December 24, 2026, 3.910%	6/26/2026	21,233,450	21,227,467	3.03%
			36,487,174	36,474,390	5.21%
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,487,174)			36,487,174	36,474,390	5.21%

Money Market Funds
2,229,906	First American Government Obligation, X Class, 3.571%(g)	6/24/2026	2,229,906	2,229,906	0.32%

TOTAL MONEY MARKET FUNDS
(Cost $2,229,906)			2,229,906	2,229,906	0.32%
TOTAL SHORT TERM INVESTMENTS, AT FAIR VALUE
(Cost $38,717,080)			38,717,080	38,704,296	5.53%
TOTAL INVESTMENTS
(Cost $396,858,849)			396,858,849	$594,950,883	84.88%

Other Assets in Excess of Liabilities				105,971,650	15.12%

NET ASSETS				$700,922,533	100.00%

(a)	Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2026, these securities had an aggregate value of $555,079,782 or 79.19% of net assets.
(b)	Non-income producing security.
(c)	Restricted securities as to resale.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(e)	Powerlaw Corp. advanced to the counterparties an amount equal to the negotiated purchase price of the counterparties’ portfolio company securities, but the closing of the purchase and transfer of such securities to Powerlaw Corp. will not close until any applicable transfer restrictions and lock-up provisions have expired.
(f)	These special purpose vehicles (“SPVs”) are private investment vehicles that (i) are formed to invest in a particular portfolio company and (ii) are exempt from registration under the Investment Company Act pursuant to Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act. By making a direct investment in these SPVs, Powerlaw Corp. owns a direct ownership interest in these SPVs and an indirect ownership interest in the underlying portfolio company.
(g)	Rate disclosed is the annualized yield rate.

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Powerlaw Corp.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

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